CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 3,118,988	$ 1,002,841
Restricted cash	434,938	254,100
Accounts receivable, net	187,035	97,782
Prepaid expenses and other assets	535,187	312,387
Inventories, net	26,932	37,689
Short-term investments	102,324	690
Amounts due from related parties	4,735	5,224
Total current assets	4,410,139	1,710,713
Non-current assets
Property and equipment, net	318,620	192,357
Operating lease right-of-use assets, net	182,965	0
Intangible assets, net	15,020	12,887
Long-term investments	113,797	111,022
Prepaid expenses and other assets	65,684	69,065
Restricted cash	16,652	2,371
Deferred tax assets	70,340	63,302
Goodwill	30,952	30,952
Total non-current assets	814,030	481,956
Total assets	5,224,169	2,192,669
Current liabilities
Accounts payable (including accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries of $5,095 and $11,274 as of December 31, 2018 and 2019, respectively)	69,370	37,163
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries of $236,883 and $93,146 as of December 31, 2018 and 2019, respectively)	980,805	636,880
Advances from customers (including advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries of $4,832 and $6,116 as of December 31, 2018 and 2019, respectively)	65,062	29,355
Amount due to related parties (including amount due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries of $1,297 and $1,569 as of December 31, 2018 and 2019, respectively)	34,990	46,025
Short-term borrowings (including short-term borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of $856 and $1,258 as of December 31, 2018 and 2019, respectively)	1,258	856
Operating lease liabilities (including operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of nil and $8,797 as of December 31, 2018 and 2019, respectively)	56,320	0
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of $119,219 and $133,362 as of December 31, 2018 and 2019, respectively)	1,097,868	426,675
Convertible notes (including convertible notes of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2018 and 2019, respectively)	29,481	0
Income tax payable (including income tax payable of the Consolidated VIEs without recourse to the primary beneficiaries of $1,785 and $5,850 as of December 31, 2018 and 2019, respectively)	27,212	9,539
Total current liabilities	2,362,366	1,186,493
Non-current liabilities
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries of $1,630 and $1,357 as of December 31, 2018 and 2019, respectively)	25,802	7,894
Long-term borrowings (including long-term borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of $1,026 and $358 as of December 31, 2018 and 2019, respectively)	358	1,026
Operating lease liabilities (including operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of nil and $20,129 as of December 31, 2018 and 2019, respectively)	144,000	0
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of $72,439 and $49,325 as of December 31, 2018 and 2019, respectively)	160,708	171,262
Convertible notes (including convertible notes of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2018 and 2019, respectively)	1,356,332	1,061,796
Deferred tax liabilities (including deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2018 and 2019, respectively)	975	679
Unrecognized tax benefits (including unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries of $2,522 and $976 as of December 31, 2018 and 2019, respectively)	976	2,974
Total non-current liabilities	1,689,151	1,245,631
Total liabilities	4,051,517	2,432,124
Commitments and contingencies
Shareholders' equity
Additional paid-in capital	4,687,284	1,809,232
Accumulated other comprehensive income	5,449	15,199
Statutory reserves	46	46
Accumulated deficit	(3,530,585)	(2,067,786)
Total Sea Limited shareholders' (deficit) equity	1,162,424	(243,139)
Non-controlling interests	10,228	3,684
Total shareholders' (deficit) equity	1,172,652	(239,455)
Total liabilities and shareholders' (deficit) equity	5,224,169	2,192,669
Class A Ordinary Shares [Member]
Shareholders' equity
Ordinary shares	154	94
Class B Ordinary Shares [Member]
Shareholders' equity
Ordinary shares	$ 76	$ 76